Shareholder Report, Average Annual Return (Details) 192545_LifeX Durable Income ETF_TF_TSR Annual {TF}	12 Months Ended	24 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
LifeX Durable Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LifeX Durable Income ETF NAV
Average Annual Return, Percent	4.78%	1.17%
Bloomberg U.S. Treasury Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Average Annual Return, Percent	6.32%	3.81%